UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:     September  30,  2008
                                                          --------------------
Check here if Amendment [  ];     Amendment Number:
                                                   -------------
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:     Blenheim  Capital  Management,  L.L.C.
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Address:  300  Connell  Drive,  Suite  5200
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          Berkeley  Heights,  New  Jersey  07922
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Form  13F  File  Number:  28-12313
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:          Joseph  F.  Esposito
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Title:         Managing  Director
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Phone:         (732)  560-6246
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Signature,  Place,  and  Date  of  Signing:

/s/Joseph F. Esposito   Berkeley Heights, New Jersey     November 14, 2008
---------------------   ----------------------------     -----------------
[Signature]             [City, State]                    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form  13F  File  Number     Name

28-122205          Summit  Global  Management,  Inc.
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0
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Form 13F Information Table Entry Total:                 71
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Form 13F Information Table Value Total:         918,754.00  (thousands)
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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
ALCOA INC COM                  Common Stock     013817101   171985 7616700 SH       SOLE             7616700      0    0
ALUMINA LTD SPONSORED ADR      ADR              022205108     4545  450000 SH       SOLE              450000      0    0
ALUMINUM CORP CHINA LTD SPON   ADR              022276109    10605  700000 SH       SOLE              700000      0    0
AMERICAN INTL GROUP INC COM    Common Stock     026874107      333  100000 SH       SOLE              100000      0    0
AMERICAN WTR WKS CO INC NEW    Common Stock     030420103     2124   98800 SH       SOLE               98800      0    0
AQUA AMER INC                  Common Stock     03836W103    10949  615800 SH       SOLE              615800      0    0
ARCH COAL INC COM              Common Stock     039380100     4769  145000 SH       SOLE              145000      0    0
ARTESIAN RES CORP CL A         Common Stock     043113208      456   27186 SH       SOLE               27186      0    0
ASA LTD                        Common Stock     G3156P103      515    9243 SH       SOLE                9243      0    0
BAKER HUGHES INC COM           Common Stock     057224107      236    3900 SH       SOLE                3900      0    0
BHP BILLITON LTD               ADR              088606108    26515  510000 SH       SOLE              510000      0    0
CENTURY ALUM CO COM            Common Stock     156431108    24951  901100 SH       SOLE              901100      0    0
CHESAPEAKE ENERGY CORP COM     Common Stock     165167107     7190  200500 SH       SOLE              200500      0    0
CHINA PETE & CHEM CORP SPONS   ADR              16941R108    23499  300000 SH       SOLE              300000      0    0
CLEVELAND CLIFFS INC COM       Common Stock     185896107     2118   40000 SH       SOLE               40000      0    0
CMS ENERGY CORP COM            Common Stock     125896100     3305  265000 SH       SOLE              265000      0    0
COMPANHIA DE SANEAMENTO BASICO ADR              20441A102     5790  204240 SH       SOLE              204240      0    0
COMPANHIA VALE DO RIO DOCE     ADR              204412209    13348  697000 SH       SOLE              697000      0    0
CONNECTICUT WTR SERVICE        Common Stock     207797101      584   20174 SH       SOLE               20174      0    0
CONSOL ENERGY INC COM          Common Stock     20854P109     5277  115000 SH       SOLE              115000      0    0
DEERE & CO COM                 Common Stock     244199105     9950  201000 SH       SOLE              201000      0    0
DIAMOND OFFSHORE DRILLING INC  Common Stock     25271C102      200    1944 SH       SOLE                1944      0    0
DOW CHEM CO COM                Common Stock     260543103   181521 5711800 SH       SOLE             5711800      0    0
DTE ENERGY CO COM              Common Stock     233331107    11033  275000 SH       SOLE              275000      0    0
DU PONT E I DE NEMOURS & CO    Common Stock     263534109      532   13200 SH       SOLE               13200      0    0
EAGLE MATLS INC                Common Stock     26969P108     7830  350000 SH       SOLE              350000      0    0
ENTERGY CORP NEW COM           Common Stock     29364G103     5385   60500 SH       SOLE               60500      0    0
EXELON CORP COM                Common Stock     30161N101     6262  100000 SH       SOLE              100000      0    0
FIRSTENERGY CORP COM           Common Stock     337932107     8709  130000 SH       SOLE              130000      0    0
FPL GROUP INC COM              Common Stock     302571104    11318  225000 SH       SOLE              225000      0    0
FREEPORT MCMORAN COPPER & GOLD Common Stock     35671D857    13148  324400 SH       SOLE              324400      0    0
FREIGHTCAR AMER INC            Common Stock     357023100     8781  300000 SH       SOLE              300000      0    0
GOLDMAN SACHS GROUP INC COM    Common Stock     38141G104    12851  100400 SH       SOLE              100400      0    0
HALLIBURTON CO COM             Common Stock     406216101      253    7800 SH       SOLE                7800      0    0
HECKMANN CORP COM              Common Stock     422680108     1179  142900 SH       SOLE              142900      0    0
HUANENG PWR INTL INC SPON ADR  ADR              443304100    13350  501500 SH       SOLE              501500      0    0
ISHARES INC MSCI BRAZIL FREE   Common Stock     464286400    19709  350000 SH       SOLE              350000      0    0
ISHARES SILVER TR ISHARES      Common Stock     46428Q109     1168   98600 SH       SOLE               98600      0    0
ISHARES TR FTSE XINHAU HK      Common Stock     464287184    37951 1101000 SH       SOLE             1101000      0    0
ISHARES MSCI JAPAN INDEX FUND  Common Stock     464286848      107   10000 SH       SOLE               10000      0    0
MASSEY ENERGY CORP COM         Common Stock     576206106     3949  110700 SH       SOLE              110700      0    0
MONSANTO CO NEW COM            Common Stock     61166W101      633    6400 SH       SOLE                6400      0    0
MORGAN STANLEY                 Common Stock     617446448     1773   77070 SH       SOLE               77070      0    0
MUELLER INDS INC COM           Common Stock     624756102     1364   59300 SH       SOLE               59300      0    0
MUELLER WTR PRODS INC COM SER  Common Stock     624758207      759  116700 SH       SOLE              116700      0    0
NEWMONT MINING CORP HOLDING CO Common Stock     651639106      229    5900 SH       SOLE                5900      0    0
NUCOR CORP                     Common Stock     670346105     3555   90000 SH       SOLE               90000      0    0
O M GROUP INC COM              Common Stock     670872100    25875 1150000 SH       SOLE             1150000      0    0
OGE ENERGY CORP COM            Common Stock     670837103     6176  200000 SH       SOLE              200000      0    0
PATRIOT COAL CORP COM          Common Stock     70336T104     2905  100000 SH       SOLE              100000      0    0
PEABODY ENERGY CORP COM        Common Stock     704549104     4982  110700 SH       SOLE              110700      0    0
PETROCHINA CO LTD SPONS ADR    ADR              71646E100    30819  300000 SH       SOLE              300000      0    0
PETROLEO BRASILEIRO SA         ADR              71654V408    39907  908000 SH       SOLE              908000      0    0
PG&E CORP COM                  Common Stock     69331C108    12171  325000 SH       SOLE              325000      0    0
PINNACLE WEST CAP CORP COM     Common Stock     723484101     6882  200000 SH       SOLE              200000      0    0
PROSHARES ULTRASHORT OIL & GAS Common Stock     74347R586     9713  250000 SH       SOLE              250000      0    0
RIO TINTO PLC SPONSORED ADR    ADR              767204100     2495   10000 SH       SOLE               10000      0    0
SCANA CORP NEW COM             Common Stock     80589M102     7786  200000 SH       SOLE              200000      0    0
SCHLUMBERGER LTD COM           Common Stock     806857108      297    3800 SH       SOLE                3800      0    0
SILVER STD RES INC             Common Stock     82823L106      955   57800 SH       SOLE               57800      0    0
SOUTHERN CO COM                Common Stock     842587107     9423  250000 SH       SOLE              250000      0    0
SOUTHERN COPPER CORP DEL       Common Stock     84265V105     1908  100000 SH       SOLE              100000      0    0
SOUTHWEST WATER CO             Common Stock     845331107     1006   78937 SH       SOLE               78937      0    0
SPDR TR UNIT SER 1 S & P       Common Stock     78462F103     9384   80900 SH       SOLE               80900      0    0
SPECTRA ENERGY CORP COM        Common Stock     847560109     4760  200000 SH       SOLE              200000      0    0
TECK COMINCO LTD CL B SUB VTG  Common Stock     878742204    19665  675300 SH       SOLE              675300      0    0
TRANSOCEAN INC NEW SHS         Common Stock     G90073100      401    3650 SH       SOLE                3650      0    0
UNIVERSAL FST PRODS INC        Common Stock     913543104     5237  150000 SH       SOLE              150000      0    0
USG CORP NEW COM               Common Stock     903293405    10240  400000 SH       SOLE              400000      0    0
WATTS WATER TECHNOLOGIES INC   Common Stock     942749102     9381  343000 SH       SOLE              343000      0    0
XCEL ENERGY INC                Common Stock     98389B100    13793  690000 SH       SOLE              690000      0    0